Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment	12 Months Ended
Dec. 31, 2008
Data Miners [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization method	Straight-line
Equipment [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization method	Straight-line
Leasehold Improvement [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization method	Straight-line
Amortization period	120 months
Powerplant in use [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization method	Straight-line
Amortization period	480 months
Bottom of Range [Member] | Data Miners [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization period	12 months
Bottom of Range [Member] | Equipment [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization period	36 months
Top of Range [Member] | Data Miners [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization period	36 months
Top of Range [Member] | Equipment [Member]
Significant Accounting Policies (Details) - Schedule of company’s policies for property, plant and equipment [Line Items]
Amortization period	120 months